Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 683	$ 0
Addition to tax positions related to prior years	417	383
Addition to tax positions related to current year	253	300
Ending unrecognized tax benefits	$ 1,353	$ 683